Annual Total Returns[BarChart] - Victory High Yield Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.56%	14.43%	7.05%	(1.01%)	(4.51%)	15.40%	9.93%	0.28%	14.90%	7.61%